CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS - USD ($) $ in Thousands	Total	SMLP units	Class B Units	Summit Investments' equity in contributed subsidiaries	Summit Investments' equity in contributed subsidiaries Class B Units	Membership Interests	Membership Interests Class B Units	Limited partners, Common	Limited partners, Common SMLP units	Limited partners, Common Class B Units	Limited partners, Subordinated	General partner	Bison Midstream	Bison Midstream Summit Investments' equity in contributed subsidiaries	Bison Midstream Limited partners, Common	Bison Midstream Limited partners, Subordinated	Bison Midstream General partner	Mountaineer Midstream	Mountaineer Midstream Limited partners, Common	Mountaineer Midstream General partner	Polar Midstream and Epping	Polar Midstream and Epping Summit Investments' equity in contributed subsidiaries
Beginning balance at Dec. 31, 2011	$ 640,818			$ 0		$ 640,818		$ 0			$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	42,997			1,271		24,112		8,631			8,631	352
Unit-based compensation		$ 269	$ 1,607				$ 1,793		$ 269	$ (186)
Net assets retained by the Predecessor	(4,417)					(4,417)
Contribution from general partner						(662,306)		211,938			430,498	19,870
Assets contributed to Red Rock Gathering from Summit Investments	0
Issuance of common units, net of offering costs	262,382							262,382
Distributions	(123,138)							(64,178)			(58,960)
Consolidation of net assets	206,694			206,694
Contribution of net assets from Summit Investments in excess of consideration paid for Bison Midstream	0
Cash advance from Summit Investments to contributed subsidiaries, net	500			500
Capitalized interest allocated from Summit Investments to contributed subsidiaries	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	2,536			2,536
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	0
Ending balance at Dec. 31, 2012	1,030,248			211,001		$ 0		418,856			380,169	20,222
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	52,837			9,253				22,311			20,238	1,035
Unit-based compensation		$ 2,999	847		$ 830				2,999	$ 17
Net assets retained by the Predecessor	0
Assets contributed to Red Rock Gathering from Summit Investments	0
Distributions	(90,196)							(46,286)			(42,107)	(1,803)
Consolidation of net assets													$ 303,168	$ 303,168							$ 216,105	$ 216,105
Contribution from Summit Investments to Bison Midstream													2,229	2,229
Units issued to acquire entity													(200,000)	(248,914)	$ 47,936		$ 978	$ 100,000	$ 98,000	$ 2,000
Contribution of net assets from Summit Investments in excess of consideration paid for Bison Midstream	56,535												$ 0	$ (56,535)	$ 28,558	$ 26,846	$ 1,131
Repurchase of DFW Net Profits Interests	(11,957)							(5,859)			(5,859)	(239)
Cash advance from Summit Investments to contributed subsidiaries, net	72,745			72,745
Capitalized interest allocated from Summit Investments to contributed subsidiaries	2,046			2,046
Expenses paid by Summit Investments on behalf of contributed subsidiaries	11,964			11,964
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	52			52
Ending balance at Dec. 31, 2013	1,493,087			523,944				566,532			379,287	23,324
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(14,734)			9,258				(15,948)			(11,169)	3,125
Unit-based compensation	4,696		$ 340					4,696
Net assets retained by the Predecessor	0
Contribution from general partner	4,235											4,235
Purchase of Red Rock Gathering	(307,941)			(307,941)
Excess of purchase price over acquired carrying value of Red Rock Gathering				66,124				(37,910)			(26,891)	(1,323)
Assets contributed to Red Rock Gathering from Summit Investments	4,233							2,426			1,722	85
Issuance of common units, net of offering costs	197,806							197,806
Distributions	(122,224)							(67,658)			(49,796)	(4,770)
Tax withholdings on vested SMLP LTIP awards	(656)							(656)
Contribution of net assets from Summit Investments in excess of consideration paid for Bison Midstream	0
Cash advance from Summit Investments to contributed subsidiaries, net	81,421			81,421
Capitalized interest allocated from Summit Investments to contributed subsidiaries	606			606
Expenses paid by Summit Investments on behalf of contributed subsidiaries	10,483			10,483
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	597
Repurchase of SMLP LTIP units	(228)								$ (228)
Ending balance at Dec. 31, 2014	$ 1,351,721			$ 384,832				$ 649,060			$ 293,153	$ 24,676